Commitments and Contingencies - Summary of Deposit Assets, Deposit Liabilities and Commitments (Details) 10-Q - USD ($)	3 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Long-Term Purchase Commitment [Line Items]
Total commitment	$ 13,793,708
Deposits Assets, Current	6,837,843		$ 597,011	$ 0
Deposits Assets, Long-Term	3,979,386		1,360,004	0
Deposit Liability	1,356,090		$ 476,253	$ 0
Remaining Commitments	2,976,479
Pool Construction
Long-Term Purchase Commitment [Line Items]
Total commitment	6,576,000
Deposits Assets, Current	3,262,780
Deposits Assets, Long-Term	3,008,000
Deposit Liability	845,162
Remaining Commitments	305,220
Entertainment services
Long-Term Purchase Commitment [Line Items]
Total commitment	1,100,000	$ 1,100,000
Deposits Assets, Current	550,000
Deposits Assets, Long-Term	0
Deposit Liability	0
Remaining Commitments	550,000
Event space and accommodations
Long-Term Purchase Commitment [Line Items]
Total commitment	1,274,000
Deposits Assets, Current	1,174,000
Deposits Assets, Long-Term	0
Deposit Liability	0
Remaining Commitments	100,000
Portable Track
Long-Term Purchase Commitment [Line Items]
Total commitment	1,942,000
Deposits Assets, Current	0
Deposits Assets, Long-Term	971,000
Deposit Liability	0
Remaining Commitments	971,000
Staging and lighting
Long-Term Purchase Commitment [Line Items]
Total commitment	2,286,252
Deposits Assets, Current	1,236,378
Deposits Assets, Long-Term	0
Deposit Liability	449,946
Remaining Commitments	1,049,874
Other
Long-Term Purchase Commitment [Line Items]
Total commitment	615,456
Deposits Assets, Current	614,685
Deposits Assets, Long-Term	386
Deposit Liability	60,982
Remaining Commitments	$ 385